Share capital, additional paid-in capital, share premium and other reserves (Tables)	12 Months Ended
Dec. 31, 2020
Share capital, additional paid-in capital, share premium and other reserves
Summary of authorised, issued and fully paid shares

	As of	As of	As of
	December 31,	December 31,	December 31,
Authorised shares	2018	2019	2020
	Thousands	Thousands	Thousands
Ordinary Class A shares	131,333	129,583	127,914
Ordinary Class B shares	99,517	101,267	102,936
Total authorised shares	230,850	230,850	230,850

	As of	As of	As of
	December 31,	December 31,	December 31,
Issued and fully paid shares	2018	2019	2020
	Thousands	Thousands	Thousands
Ordinary Class A shares	13,833	12,083	10,414
Ordinary Class B shares	48,880	50,630	52,299
Total issued and fully paid shares	62,713	62,713	62,713

Summary of movement in shares outstanding

			Number
	Ordinary	Ordinary	of outstanding
	Class A shares	Class B shares	shares
	Thousands	Thousands	Thousands
As of December 31, 2018	13,833	47,619	61,452
Transfer between classes	(1,750)	1,750	—
Increase of share capital due to exercise of options by employees during the year	—	641	641
As of December 31, 2019	12,083	50,010	62,093
Transfer between classes	(1,669)	1,669	—
Increase of share capital due to exercise of options by employees during the year	—	286	286
As of December 31, 2020	10,414	51,965	62,379